Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Text Block]	6 Months Ended
Sep. 30, 2015
Text Block [Abstract]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Text Block]

9.    REPURCHASE AGREEMENTS, AND SECURITIES LENDING TRANSACTIONS ACCOUNTED FOR AS SECURED BORROWINGS

The following tables present gross obligations for payables under repurchase agreements, payables under securities lending transactions and obligations to return securities received as collateral by remaining contractual maturity and class of collateral pledged at September 30, 2015. Potential risks associated with these arrangements primarily relate to market and liquidity risks. To manage risks associated with market exposure, the MUFG Group generally revalues the collateral underlying its repurchase agreements and securities lending transactions on a daily basis and monitors the value of the underlying securities, consisting of primarily high-quality securities such as Japanese national government and Japanese government agency bonds, and foreign governments and official institutions bonds. In the event the market value of such securities falls below the related agreements at contract amounts plus accrued interest, the MUFG Group may be required to deposit additional collateral when appropriate. To address liquidity risks, the MUFG Group conducts stress tests to ensure the adequate level of liquidity is maintained in the event of a decline in the fair value of any collateral pledged.

	September 30, 2015
	Remaining Contractual Maturity
	Overnight and open	30 days or less	31-90 days	Over 90 days	Total
	(in billions)
Payables under repurchase agreements	¥5,458	¥15,010	¥1,599	¥2,351	¥24,418
Payables under securities lending transactions	6,310	2,752	24	—	9,086
Obligations to return securities received as collateral	2,991	45	—	6	3,042

Total	¥14,759	¥17,807	¥1,623	¥2,357	¥36,546

Secured borrowing by the class of collateral pledged at September 30, 2015 was as follows:

	September 30, 2015
	Payables under repurchase agreements	Payables under securities lending transactions	Obligations to return securities received as collateral
	(in billions)
Japanese national government and Japanese government agency bonds	¥1,550	¥8,689	¥2,246
Foreign governments and official institutions bonds	17,494	1	638
Corporate bonds	946	2	52
Residential mortgage-backed securities	2,437	—	—
Other debt securities	1,068	—	—
Marketable equity securities	197	393	106
Others	726	1	—

Total	¥24,418	¥9,086	¥3,042